Share-Based Payments (Schedule of Fair Value of Share Options and Salary Expense) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of restricted stock units:
Fair value of restricted stock units at grant date	₪ 11.1	₪ 15.05
Salary expenses arising from share-based payments (NIS millions)	₪ 20	₪ 8	₪ 3